Prepayments	6 Months Ended
Jun. 30, 2026
Prepayments [Abstract]
Prepayments

15. Prepayments

15.1 Short-term prepayments

	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Consumables	$2,358	$569
Prepaid expenses	3,115	715
Short-term prepayments	$5,473	$1,284

15.2 Long-term prepayments

	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Property, plant, and equipment	$6,374	$4,503
Long-term prepayments	$6,374	$4,503